Long-Term Debt (Details 5) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 January 2011 Credit Facility	Jun. 30, 2014 The Royal Bank of Scotland January 2011 Credit Facility	Jun. 30, 2014 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2014 Aegean Baltic Bank HSH Nordbank Piraeus Bank January 2011 Credit Facility	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank January 2011 Credit Facility	Jun. 30, 2014 Aegean Baltic Bank HSH Nordbank Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2014 Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2014 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2014 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2014 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2014 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2014 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2014 KEXIM Previously Existing Credit Facilities	Jun. 30, 2014 KEXIM ABN Amro Previously Existing Credit Facilities	Jun. 30, 2014 Club Facility January 2011 Credit Facility	Jun. 30, 2014 Citi-Eurobank January 2011 Credit Facility	Jun. 30, 2014 Sinosure CEXIM-Citi-ABN Amro Credit Facility January 2011 Credit Facility	Jun. 30, 2014 Hyundai Samho Vendor	Jun. 30, 2014 ABN Amro Club Facility January 2011 Credit Facility
Long-Term Debt
Exit fee recognized in long-term debt, net of current portion	$ 9,991,000	$ 8,117,000
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date			15,000,000
Additional exit fee payable if minimum specified amount is not repaid with equity proceeds			10,000,000
Minimum amount to be repaid in the aggregate with equity proceeds by specified date			150,000,000
Outstanding Principal Amount			$ 366,400,000	$ 89,900,000	$ 681,700,000	$ 103,000,000	$ 23,750,000	$ 646,700,000	$ 147,900,000	$ 176,900,000	$ 211,700,000	$ 243,000,000	$ 281,400,000	$ 30,200,000	$ 23,800,000	$ 62,500,000	$ 71,900,000	$ 72,300,000	$ 152,600,000	$ 93,100,000	$ 29,300,000